Trade and other payables (Tables)	9 Months Ended
May 31, 2025
Trade and other payables.
Schedule of trade and other payables

	As at	As at
	May 31,	August 31,
	2025	2024
	$	$
Trade payable	1,145,593	3,883,020
Salaries and vacation payable	165,116	614,488
Provision for legal settlement	2,813,511	—
	4,124,220	4,497,508